ACCOUNTS RECEIVABLE	6 Months Ended
Jun. 30, 2019
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

5.            ACCOUNTS RECEIVABLE

The Company’s accounts receivable is comprised of:

	June 30	December 31
	2019	2018
	$	$
Goods and services tax refund receivable	2,380,397	2,519,789
Trade receivables	2,658,764	801,756
Other receivables	136,509	257,726
	5,175,670	3,579,271

Accounts receivable are neither impaired nor past due.